Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2010
Preferred Stock (Tables) [Abstract]
Summary of preferred stock outstanding

	Share value						Contractual rate
	and redemption	Shares(b)		Carrying value (in millions)		Earliest	in effect at
December 31,	price per share(a)	2010	2009	2010	2009	redemption date	December 31, 2010

Cumulative Preferred Stock, Series E	$200	—	818,113	$—	$164	—	NA
Cumulative Preferred Stock, Series F	200	—	428,825	—	86	—	NA
Cumulative Preferred Stock, Series G	200	—	511,169	—	102	—	NA
Fixed-to-Floating Rate Non-Cumulative Perpetual Preferred Stock, Series I	10,000	600,000	600,000	6,000	6,000	4/30/2018	7.90%
Non-Cumulative Perpetual Preferred Stock, Series J	10,000	180,000	180,000	1,800	1,800	9/1/2013	8.63

Total preferred stock		780,000	2,538,107	$7,800	$8,152

(a)	The redemption price includes the amount shown in the table plus any accrued but unpaid dividends.

(b)	Represented by depositary shares.